                         OPPENHEIMER SELECT MANAGERS
                     Supplement dated May 7, 2003 to the
                       Prospectus dated March 28, 2003

The Prospectus is changed as follows:

1.    The  following  paragraph  is added to the end of the section  captioned
   "How the Fund is Managed" on Page 55:

   At a recent  meeting,  the Board of  Trustees of the Funds  determined  (i)
   that  it is in the  best  interest  of the  shareholders  of OSM -  Mercury
   Advisors  S&P 500 Index Fund that the OSM - Mercury  Advisors S&P 500 Index
   Fund reorganize into Oppenheimer Main Street Fund(R),  (ii) that it is in the best interest of the  shareholders  of OSM - Mercury  Advisors Focus Growth
   Fund  that  OSM -  Mercury  Advisors  Focus  Growth  Fund  reorganize  into
   Oppenheimer  Growth  Fund,  (iii)  that  it  is in  the  best  interest  of shareholders  of  OSM - QM  Active  Balanced  Fund  that  OSM  - QM  Active
   Balanced Fund reorganize into  Oppenheimer  Multiple  Strategies Fund, (iv)
   that it is in the best interest of  shareholders  of OSM - Jennison  Growth
   Fund that OSM - Jennison  Growth Fund reorganize  into  Oppenheimer  Growth
   Fund,  (v) that it is in the best  interest  of the  shareholders  of OSM -
   Salomon  Brothers  All Cap Fund  that OSM - Salomon  Brothers  All Cap Fund reorganize  into  Oppenheimer  Value  Fund  and  (vi)  that it is the  best interest of shareholders of OSM - Gartmore  Millennium  Growth Fund II that
   OSM -  Gartmore  Millennium  Growth  Fund II  reorganize  into  Oppenheimer
   MidCap  Fund.  The Board  unanimously  approved  an  agreement  and plan of reorganization  for  each  of the  reorganizations  described  above  to be
   entered  into  between  each  Oppenheimer   Select  Manager  fund  and  the
   respective acquiring fund (the "reorganization  plan") and the transactions contemplated thereby (the  "reorganization").  The Board further determined that the  reorganizations  should be submitted  to the Funds'  shareholders
   for   approval,    and   recommended   that   shareholders    approve   the
   reorganizations.  Shareholders  of record as of a date to be  determined by the Board will be entitled to vote on the  reorganization  and will receive the  proxy  statement  describing  the  reorganizations.  The  date for the shareholder  meeting,  the  record  date for such  meeting  and such  other information  necessary for  shareholders to make a decision on the proposed merger will be set forth in the proxy statement.

2.    Subject to approval by the Funds'  shareholders,  concurrently  with the
   reorganization   of  OSM  -  Mercury  Advisors  S&P  500  Index  Fund  into
   Oppenheimer  Main Street Fund(R),  OSM - Mercury  Advisors  Focus Growth Fund
   into  Oppenheimer   Growth  Fund,  OSM  -  QM  Active  Balanced  Fund  into
   Oppenheimer  Multiple  Strategies  Fund,  OSM - Jennison  Growth  Fund into
   Oppenheimer  Growth  Fund,  OSM  -  Salomon  Brothers  All  Cap  Fund  into
   Oppenheimer  Value Fund and OSM - Gartmore  Millennium  Growth Fund II into
   Oppenheimer MidCap Fund, Oppenheimer Select Managers will no longer exist.

May 7, 2003                                                   PS0505.018